Fair Value Measurements and Fair Value of Financial Instruments - Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Significant unobservable inputs (Level 3) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 222	$ 0
Increase for fair value adjustment of warrant liability		662
Decrease for fair value adjustment of exercised warrant		(1,557)
Cancelled warrants		(3,036)
Ending balance	1	222
Series AB Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant		4,000
Warranty Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment		(113)
Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant		$ 266
Decrease for fair value adjustment of exercised warrant	$ (221)